STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan - Reconciliation of the changes (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments
Executive Deferred Stapled Unit Plan
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance	106,000	82,000
New Grants, Number	75,000	49,000
Forfeited, Number		(3,000)
Settled, Number	(64,000)	(22,000)
Outstanding, Number, ending balance	117,000	106,000
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | $	$ 43.32	$ 42.34
New Grants, Weighted Average Grant Date Fair Value | $	53.29	45.81
Forfeited, Weighted Average Grant Date Fair Value | $		45.23
Settled, Weighted Average Grant Date Fair Value | $	42.14	45.36
Outstanding, Weighted Average Grant Date Fair Value, ending balance | $	$ 50.34	$ 43.32
Performance based units
Executive Deferred Stapled Unit Plan
New Grants, Number	3,730	0